Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 146,711	$ 146,160	$ 291,462
Prepaid expenses and other current assets	63,773	14,797	60,492
Total current assets	210,484	160,957	351,954
Computer equipment, net	14,203	0	338
TOTAL ASSETS	224,687	160,957	352,292
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	256,708	218,612	73,632
Accounts payable - related party	0	56,087	0
Accrued Phase 3 expenses	55,784	55,784	111,871
Accrued expenses and payroll liabilities	9,048	0	69,532
Deferred revenue	0	100,000	80,000
Notes payable - related party	608,959	300,000	0
Current portion of convertible note payable and accrued interest	0	1,130,479	0
Total current liabilities	930,499	1,860,962	335,035
Convertible note payable and accrued interest	0	0	1,055,479
TOTAL LIABILITIES	930,499	1,860,962	1,390,514
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Series A convertible preferred stock, $0.001 par value, 10 shares authorized, 10 and 0 shares issued and outstanding at December 31, 2011 and 2010, respectively	0	0	0
Common stock, $0.001 par value, 395,000,000 shares authorized, 11,174,025 and 1,987,601 issued and outstanding at March 31, 2012 and December 31, 2011, respectively	11,174	1,988	1,992
Additional paid-in capital	19,182,835	16,818,740	16,426,583
Deficit accumulated during the development stage	(19,899,821)	(18,520,733)	(17,466,797)
TOTAL STOCKHOLDERS' DEFICIT	(705,812)	(1,700,005)	(1,038,222)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 224,687	$ 160,957	$ 352,292